Interest and Finance Costs, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Designated As Hedging Instrument	Mar. 31, 2014 Not Designated As Hedging Instrument	Dec. 31, 2013 Not Designated As Hedging Instrument	Dec. 31, 2012 Not Designated As Hedging Instrument	Dec. 31, 2013 Two interest rate swaps	Dec. 31, 2012 Two interest rate swaps	Dec. 31, 2011 Bunker swap disposed prior to maturity
Number of floating-to-fixed interest rate swaps	7			5		2	2
Notional amount of floating-to-fixed interest rate swaps	$ 343,827			$ 221,077
Fixed interest rate	3.89%
Floating rate basis	six-month LIBOR
Fair value of hedging interest rate swaps	(3,409)	(11,295)
Net amount of cash flow hedges to be reclassified into earnings within 12 months	2,082
Change in fair value of non-hedging financial instruments	6,097	5,339	1,504					6,025	6,989
De-designated hedging swap loss in accumulated other comprehensive income	154
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	877	2,173	2,020			877	1,475
Future amortization of de-designated hedging swap loss in accumulated other comprehensive income					154
Reclassified loss from Accumulated other comprehensive income/(loss) to income on de-designated swaps		(698)	(506)
Number of bunker swap agreements held	5	2
Gain realized from disposal of bunker swap	(151)	(2,433)	(6,382)							115
Fair value of bunker swap agreements	177	105
Change in fair value of bunker swap agreeements	$ 72	$ (1,650)